18. SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting Tables
Segment reporting

Three months ended June 30, 2015

(in thousands)

	Commercial Vehicles, Finance and Insurance Businesses	Internet-based business	Office Leasing	Totals

Segment revenues	$66,301	$7,884	$2,358	$76,543

Cost of sales	$54,540	$—	$556	$55,096

Gross profit	$11,761	$7,884	$1,802	$21,447

Interest expense	$2,745	$3,031	$—	$5,776

Six months ended June 30, 2015

(in thousands)

	Commercial Vehicles, Finance and Insurance Businesses	Internet-based business	Office Leasing	Totals

Segment revenues	$131,625	$11,610	$4,491	$147,726

Cost of sales	$105,814	$—	$1,126	$106,940

Gross profit	$25,811	$11,610	$3,365	$40,786

Interest expense	$5,734	$5,170	$—	$10,904

Three months ended June 30, 2014

(in thousands)

	Commercial Vehicles, Finance and Insurance Businesses	Internet-based business	Office Leasing	Totals

Segment revenues	$252,247	$—	$950	$253,197

Cost of sales	$227,925	$—	$613	$228,538

Gross profit	$24,322	$—	$337	$24,659

Interest expense	$5,916	$—	$—	$5,916

Six months ended June 30, 2014

(in thousands)

	Commercial Vehicles, Finance and Insurance Businesses	Internet-based business	Office Leasing	Totals

Segment revenues	$410,236	$—	$1,402	$411,638

Cost of sales	$365,991	$—	$1,245	$367,236

Gross profit	$44,245	$—	$157	$44,402

Interest expense	$10,445	$—	$—	$10,445